Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
Disclosure Recent Accounting Pronouncements Abstract
Recent Accounting Pronouncements

3.RECENT ACCOUNTING PRONOUNCEMENTS

New Accounting Pronouncements – Not Yet Effective

At the date of authorization of these financial statements, the Corporation has not applied the following new and revised standards that have been issued but are not yet effective:

IFRS 9 Financial instruments

IFRS 15Revenue from contracts with customers

IFRS 16 Leases

IFRS 17 Insurance contracts

IFRS 2 (amendments)Classification and measurement of share-based payment transactions

IFRS 4 (amendments)Applying IFRS 9 financial instruments with IFRS 4 insurance contracts

IFRS 9 (amendments) Prepayment features with negative compensation

IFRS 10 & 28 (amendments)Sale or contribution of assets between an investor and its associate or joint venture

IAS 7 (amendments)Disclosure initiative

IAS 12 (amendments) Recognition of deferred tax assets for unrealized losses

IAS 28 (amendments)Long-term interests in associates and joint ventures

IAS 40 (amendments) Transfers of investment property

IFRS 15 (clarifications)Clarifications to IFRS 15 revenue from contracts with customers

IFRIC 22 Foreign currency transactions and advance considerations

IFRIC 23Uncertainty over income tax treatments

Annual improvementsAnnual improvements to IFRS: 2014 – 16 cycle – IFRS 12 amendments

Annual improvements Annual improvements to IFRS: 2014 – 16 cycle – IFRS 1 and IAS 28 amendments

Subject to full analysis the Corporation does not expect that the adoption of the standards listed above will have a material impact on the financial statements of The Stars Group in future periods, except as noted below:

IFRS 9, Financial Instruments

The IASB issued IFRS 9 relating to the classification and measurement of financial instruments. IFRS 9 uses a single approach to determine whether a financial asset is measured at amortized cost or fair value, and this approach replaces the previous requirements of IAS 39, Financial Instruments: Recognition and Measurement. The approach in IFRS 9 is based on how an entity manages its financial assets (i.e., its business model) and the contractual cash flow characteristics of those financial assets. IFRS 9 also amends the impairment criteria by introducing a new expected credit losses model for calculating impairment on financial assets and commitments to extend credit. The standard also introduces minor changes applicable to financial liabilities. Further, IFRS 9 includes new hedge accounting requirements that align hedge accounting more closely with risk management. These new requirements do not fundamentally change the types of hedging relationships or the requirement to measure and recognize ineffectiveness, but do allow more hedging strategies that are used for risk management to qualify for hedge accounting and for more judgment by management in assessing the effectiveness of those hedging relationships, replacing the rules-based approach to assessing hedge effectiveness under IAS 39. Extended disclosures in respect of risk management activity will also be required under the new standard.

Based on the analysis undertaken to date, the Corporation expects the following impact on its consolidated financial statements and disclosures as a result of the adoption of the new standard on January 1, 2018:

Certain equity investments that are currently classified as available-for-sale ($7.0 million as at December 31, 2017) will be reclassified to financial assets at fair value through profit or loss on January 1, 2018. Related fair value gains of $nil will be transferred from the available-for-sale financial assets reserve to retained earnings on January 1, 2018 and fair value gains related to these investments amounting to $nil were recognized in profit or loss in the 2017 financial year as these investments are currently held at cost.

Investment in debt instruments held by the Corporation (i.e., bonds) that are currently classified as available-for-sale will satisfy the conditions for classification as at fair value through other comprehensive income and hence there will be no change to the accounting for these assets. Related fair value gains of $nil will be transferred from the available-for-sale financial assets reserve to the financial assets at fair value through other comprehensive income reserve on January 1, 2018.

The other financial assets held by the Corporation include debt instruments currently measured at amortized cost which continue to meet the conditions for classification at amortized cost under IFRS 9. Accordingly, the Corporation does not expect the new guidance to affect the classification and measurement of these financial assets.

The new impairment model requires the recognition of impairment provisions based on expected credit losses rather than only incurred credit losses as is the case under IAS 39. It applies to financial assets classified at amortized cost, debt instruments measured at fair value through other comprehensive income, contract assets under IFRS 15, Revenue from Contracts with Customers, lease receivables, loan commitments and certain financial guarantee contracts. Based on the assessments undertaken to date, the Corporation does not expect a material increase in the loss allowance against these assets.

The impact of historic modifications arising on the Corporation’s existing long-term debt are required to be recognized on transition to the new standard. This will result in an adjustment to the carrying amount of long-term debt and a corresponding adjustment in the opening balance of retained earnings on January 1, 2018. The de-recognition rules remain unchanged from IAS 39 Financial Instruments: Recognition and Measurement.

As permitted by IFRS 9, the Corporation intends to elect to continue to apply the hedge accounting requirements of IAS 39 to all of its hedging relationships, rather than apply the new requirements of IFRS 9 upon adoption of the new standard on January 1, 2018.

The new standard also introduces requirements for expanded disclosure and changes in presentation. These requirements are expected to change the nature and extent of the Corporation’s disclosures about its financial instruments, particularly in the year of adoption.

The Corporation will apply the new rules retrospectively from January 1, 2018, with the practical expedients permitted under the standard. Comparative information for 2017 will not be restated.

IFRS 15, Revenues from Contracts with Customers

The Financial Accounting Standards Board and IASB issued converged standards in respect of revenue recognition. IFRS 15 affects any entity entering into contracts with customers, unless those contracts fall within the scope of other standards such as insurance contracts, financial instruments or lease contracts. IFRS 15 supersedes the revenue recognition requirements in IAS 18, Revenue, IFRIC 13, Customer Loyalty Programs, and the majority of other industry-specific guidance.

The standard contains a single model that applies to contracts with customers and two approaches to recognizing revenue, i.e., at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may affect the amount or timing of revenue recognized.

The Corporation has completed its analysis and expects the following impact on its consolidated financial statements and disclosures as a result of the adoption of the new standard on January 1, 2018:

The timing and amount of revenue recognized is not expected to be materially affected as a result of adoption, but the Corporation does expect an impact on presentation and disclosure due to the requirement to present revenue from contracts with customers separately from other sources of income.

The Corporation does not believe contract assets and liabilities as of January 1, 2018 will be material such that they require separate disclosure in the consolidated statement of financial position or in the notes to the consolidated financial statements.

The new standard will be applied using the modified retrospective approach, whereby the cumulative impact of adoption will be recognized in retained earnings as of January 1, 2018 and comparative information for 2017 will not be restated. The Corporation does not believe this approach will result in an adjustment to the opening balance of retained earnings on adoption.

IFRS 16, Leases

The IASB recently issued IFRS 16 to replace IAS 17, Leases. This standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments.

This standard substantially carries forward the lessor accounting requirements of IAS 17, while requiring enhanced disclosures to be provided by lessors.

The Corporation intends to adopt IFRS 16 from its effective date of January 1, 2019. The Corporation is currently evaluating the impact of this standard, and does not anticipate applying it prior to its effective date.